Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Cash flows from operating activities
Net income/(loss)	$ (1,220,276)	$ 230,021	$ 354,859
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities
Depreciation of property and equipment	192,291	225,657	146,310
Amortization of intangible assets	1,933	4,524	4,530
Amortization of land use rights	205	262	162
Loss on disposal of property and equipment	0	5,380	4,866
Loss on deconsolidation of subsidiaries	79,609
Goodwill impairment	0	28,858	0
Impairment loss from intangible assets	0	2,936
Impairment loss from long-term investments	129,350	40,207	31,750
Impairment loss from other long-lived assets	435,662	33,769
Realized gain from long-term investments	(22,004)	(3,535)	(407)
Loss from fair value change of investments	14,933	3,824	18,451
Share-based compensation expenses	132,968	68,880	62,057
Allowance for doubtful accounts	(81)	3,106	329
(Gain)/Loss from equity method investments	51,466	1,368	(1,385)
Deferred income taxes	89,565	(44,644)	(8,566)
Amortization of Debt Issuance Costs and Discounts	465	548
Gain from extinguishment of debt	(12,579)
Changes in operating assets and liabilities
Accounts receivable	(8,113)	(4,627)	(1,422)
Inventory	1,820	3,752	(3,278)
Prepaid expenses and other current assets	42,144	(15,229)	(40,713)
Amounts due from related parties	(22,918)	(661)	14,106
Long-term deposits	23,007	(5,020)	(14,266)
Long-term prepaid rents			658
Operating lease right-of-use assets	1,268,055	(252,297)	(170,871)
Accounts payable	(15,122)	12,809	82
Accrued expenses and other current liabilities	(315,830)	122,147	63,667
Income taxes payable	2,179	33,533	56,372
Amounts due to related parties	3,713	(1,667)	1,152
Deferred revenue	(925,048)	420,340	61,930
Operating lease liabilities	(1,207,847)	215,844	224,082
Net cash provided by/(used in) operating activities	(1,280,453)	1,130,085	804,455
Cash flows from investing activities
Purchase of term deposits	(360,633)	(1,203,630)	(249,048)
Proceeds from maturity of term deposits	307,722	296,077	69,740
Payments for short-term investments	(540,834)	(4,253,957)	(2,964,402)
Proceeds from maturity of short-term investments	2,040,999	3,452,642	2,248,486
Purchase of property and equipment	(150,738)	(429,197)	(309,548)
Proceeds from disposal of property and equipment	5,387	45,392	24,477
Payments for long-term investments	(82,082)	(106,965)	(92,087)
Proceeds from disposal of long-term investments	12,350	24,623	8,480
Business acquisitions, net of cash acquired of US$1,419, US$430 and nil for the years ended May 31, 2020, 2021 and 2022, respectively (Note 3)		(12,701)	1,073
Purchase of land use rights		(7,151)
Proceeds from disposal of land use rights	4,990
Loans provided to related parties	(41,226)	(10,486)	(7,128)
Repayment of loan provided to related parties	6,510	27,714	712
Disposal of subsidiaries, net of cash disposed of US$665, nil and nil for the years ended May 31, 2020, 2021 and 2022, respectively	0		12,875
Deconsolidation of subsidiaries	(33,913)
Net cash (used in)/ provided by investing activities	1,168,532	(2,177,639)	(1,256,370)
Cash flows from financing activities
Net proceeds from HK initial public offering		1,482,768
Proceeds from issuances of common shares upon exercise of share options	175	1,929	3,629
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(7,956)	(16,168)	(9,853)
Payments made after a business combination		(1,741)	(18,332)
Repayment of long-term debt		(120,000)
Proceeds from long-term loan	0	297,083	20,000
Repurchase of unsecured senior notes	(221,997)
Share issuances of Koolearn Holdings		29,872
Repurchase of shares from non-controlling interests		(19,659)	(13,370)
Other financing activities	(1,080)		64
Net cash provided by/(used in) financing activities	(230,858)	1,654,084	(17,862)
Effects of exchange rate changes	(94,821)	106,173	(29,026)
Net change in cash, cash equivalents and restricted cash	(437,600)	712,703	(498,803)
Cash, cash equivalents and restricted cash at beginning of year	1,632,127	919,424	1,418,227
Cash, cash equivalents and restricted cash at end of year	1,194,527	1,632,127	919,424
Supplement disclosure of cash flow information
Income taxes paid	53,049	144,377	135,678
Interests paid	5,048	4,219	4,665
Non-cash investing and financing activities
Payable for investments and acquisitions	1,097	6,536	3,917
Payable for purchase of property and equipment	$ 27,240	$ 79,132	$ 65,335